Note 3 - Significant Accounting Policies, Estimates and Judgments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Statement Line Items [Line Items]
Right-of-use assets	$ 12,034
Total lease liabilities	21,936	5,847		$ 9,305
Depreciation expense	1,636	855
Finance costs	15,147	13,036
Net cash flows from (used in) operating activities	140,025	33,262
Net cash flows from (used in) financing activities	87,680	25,443
Goodwill at end of period	$ 0	$ 0
Bottom of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.80%
Top of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	11.20%
IFRS 16 [Member]
Statement Line Items [Line Items]
Right-of-use assets			$ 3,700
Total lease liabilities			$ 3,700
Depreciation expense	$ 2,000
Finance costs	800
Net cash flows from (used in) operating activities	2,400
Net cash flows from (used in) financing activities	$ 2,400
IFRS 16 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			5.80%
IFRS 16 [Member] | Top of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			12.40%